Property, Plant, and Equipment - Reconciliation of the Changes in the Carrying Amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 5,556	$ 5,320
Disposals		5
End of the period	5,714	5,556
Other work performed by entity and capitalised	$ 57	$ 16
Weighted average rate	6.30%	6.00%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 14,012	$ 13,389
Additions	875	897
Additions from development projects		29
Disposals	33	220
Impairment (charges) reversals	(14)	62
Retirement of assets	264	39
Change in foreign exchange rates	(94)	153
Transfers to assets	2	(61)
Transfers to finance lease receivable	(65)
End of the period	14,444	14,012
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(8,456)	(8,069)
Depreciation	585	538
Disposals	(30)	(212)
Retirement of assets	(235)	(33)
Change in foreign exchange rates	(47)	102
Transfers to assets		(8)
Transfers in (out) of PP&E	1
End of the period	(8,730)	(8,456)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	963	184
End of the period	1,234	963
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	963	184
Additions	869	891
Additions from development projects		17
Disposals	0	0
Impairment (charges) reversals	0	(2)
Retirement of assets	0	0
Change in foreign exchange rates	(26)	13
Transfers to assets	(572)	(144)
Transfers to finance lease receivable	0
End of the period	1,234	963
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers to assets		0
Transfers in (out) of PP&E	0
End of the period	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	93	96
End of the period	90	93
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	93	96
Additions	0	0
Additions from development projects		0
Disposals	3	3
Impairment (charges) reversals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers to assets	0	0
Transfers to finance lease receivable	0
End of the period	90	93
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers to assets		0
Transfers in (out) of PP&E	0
End of the period	0	0
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	362	399
End of the period	385	362
Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	840	867
Additions	0	0
Additions from development projects		0
Disposals	0	0
Impairment (charges) reversals	(10)	21
Retirement of assets	7	9
Change in foreign exchange rates	0	0
Transfers to assets	38	18
Transfers to finance lease receivable	0
End of the period	884	840
Hydro | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(478)	(468)
Depreciation	25	21
Disposals	0	0
Retirement of assets	(4)	(8)
Change in foreign exchange rates	0	0
Transfers to assets		(3)
Transfers in (out) of PP&E	0
End of the period	(499)	(478)
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	2,005	2,183
End of the period	2,256	2,005
Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	3,233	3,276
Additions	0	0
Additions from development projects		0
Disposals	0	0
Impairment (charges) reversals	(4)	43
Retirement of assets	18	9
Change in foreign exchange rates	(18)	45
Transfers to assets	439	23
Transfers to finance lease receivable	(61)
End of the period	3,593	3,233
Wind and Solar | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(1,228)	(1,093)
Depreciation	129	130
Disposals	0	0
Retirement of assets	(15)	(6)
Change in foreign exchange rates	(5)	11
Transfers to assets		0
Transfers in (out) of PP&E	0
End of the period	(1,337)	(1,228)
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	1,718	1,909
End of the period	1,374	1,718
Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,530	4,087
Additions	0	0
Additions from development projects		0
Disposals	0	1
Impairment (charges) reversals	0	0
Retirement of assets	124	12
Change in foreign exchange rates	(7)	(4)
Transfers to assets	50	472
Transfers to finance lease receivable	(4)
End of the period	4,423	4,530
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(2,812)	(2,178)
Depreciation	342	308
Disposals	0	(1)
Retirement of assets	(101)	(10)
Change in foreign exchange rates	(3)	2
Transfers to assets		335
Transfers in (out) of PP&E	(1)
End of the period	(3,049)	(2,812)
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	230	363
End of the period	171	230
Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	3,974	4,513
Additions	0	0
Additions from development projects		0
Disposals	30	216
Impairment (charges) reversals	0	0
Retirement of assets	7	7
Change in foreign exchange rates	(42)	97
Transfers to assets	16	(423)
Transfers to finance lease receivable	0
End of the period	3,914	3,974
Energy Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(3,744)	(4,150)
Depreciation	73	63
Disposals	(30)	(211)
Retirement of assets	(7)	(7)
Change in foreign exchange rates	(39)	89
Transfers to assets		(340)
Transfers in (out) of PP&E	2
End of the period	(3,743)	(3,744)
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	185	186
End of the period	204	185
Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	379	366
Additions	6	6
Additions from development projects		12
Disposals	0	0
Impairment (charges) reversals	0	0
Retirement of assets	108	2
Change in foreign exchange rates	(1)	2
Transfers to assets	31	(7)
Transfers to finance lease receivable	0
End of the period	306	379
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(194)	(180)
Depreciation	16	16
Disposals	0	0
Retirement of assets	(108)	(2)
Change in foreign exchange rates	0	0
Transfers to assets		0
Transfers in (out) of PP&E	0
End of the period	(102)	(194)
Decommissioning and restoration
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		5
Decommissioning and restoration | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	(3)	(74)
Decommissioning and restoration | Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	3	(15)
Decommissioning and restoration | Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	14	(59)
Decommissioning and restoration | Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	(22)	(12)
Decommissioning and restoration | Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	3	10
Decommissioning and restoration | Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Revisions/additions to decommissioning and restoration costs	$ (1)	$ 2